Other Noninterest Income and Other Noninterest Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Nonoperating Income Expense Abstract
Other Noninterest Income and Other Noninterest Expense

Note 8—Other Noninterest Income and Other Noninterest Expense

The detail of the other noninterest income and other noninterest expense captions presented in the consolidated statements of income is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Other Noninterest Income
Insurance revenue	$1,950	$1,863	$5,908	$6,140
Bankcard fees	1,803	1,823	5,477	5,330
Income from bank owned life insurance policies	724	736	2,550	2,200
Other	3,385	(210)	4,183	(42)

Total other noninterest income	$7,862	$4,212	$18,118	$13,628

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Other Noninterest Expense
Net cost of operation of other real estate owned	$453	$1,126	$1,175	$1,916
Data processing expense	1,688	1,530	5,086	4,513
Special asset expenses	215	391	824	742
Consulting and professional fees	2,069	2,040	4,710	4,441
Loan related expenses	532	1,071	1,569	2,252
FDIC Insurance	889	1,912	3,336	5,711
Communications	650	535	1,980	1,915
Advertising and public relations	521	303	1,365	1,025
Legal expenses	612	337	1,552	2,059
Branch closure expenses	50	52	143	191
Other	5,289	5,756	16,430	17,608

Total other noninterest expense	$12,968	$15,053	$38,170	$42,373

Note 10—Other Noninterest Income and Other Noninterest Expense

The detail of the other noninterest income and other noninterest expense captions presented in the consolidated statements of income is as follows:

	Year Ended December 31,
(Dollars in thousands)	2016	2015	2014
Other Noninterest Income
Insurance revenue	$7,717	$7,107	$7,237
Bankcard fees	7,270	7,213	7,667
Income from bank owned life insurance policies	2,954	2,994	3,343
Loss on sale of branches, net	—	(1,501)	(763)
Other	(263)	(796)	3,006

Total other noninterest income	$17,678	$15,017	$20,490

	Year Ended December 31,
(Dollars in thousands)	2016	2015	2014
Other Noninterest Expense
Net cost of operation of other real estate owned	$3,033	$5,238	$1,806
Data processing	6,280	6,092	6,052
Special asset expenses	1,788	3,000	5,852
Consulting and professional fees	6,728	5,671	6,278
Loan related expenses	3,114	3,745	5,166
FDIC insurance	7,228	5,027	4,747
Communications	2,656	3,249	3,768
Advertising and public relations	1,369	2,295	3,353
Legal expenses	2,721	3,159	2,501
Branch closure expenses	238	2,074	5,222
Other	25,443	26,306	26,738

Total other noninterest expense	$60,598	$65,856	$71,483